Taxation - NOL (Details) ¥ in Thousands	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Statutory income tax rate		25.00%	25.00%
State Administration of Taxation, China [Member]
Taxation
Loss expiring in 2023	¥ 1,213,835	¥ 1,213,835	¥ 1,213,835
Loss expiring in 2024	2,356,711	2,356,711	2,356,711
Loss expiring in 2025	4,094,099	4,094,099	4,094,099
Loss expiring in 2026	7,191,472	7,191,472	7,191,472
Loss expiring in 2027	9,090,262	9,090,262	9,090,262
Loss expiring in 2028	1,606,792	1,606,792	1,606,792
Loss expiring in 2029	5,334,423	5,334,423	5,334,423
Loss expiring in 2032	7,091,436	7,091,436	7,091,436
Operating Loss Carryforwards, Total	¥ 37,979,030	37,979,030	37,979,030
State Administration of Taxation, China [Member] | Minimum
Taxation
Operating loss carryforward expiration period	1 year
State Administration of Taxation, China [Member] | Maximum
Taxation
Operating loss carryforward expiration period	10 years
Tax Authorities In Hong Kong [Member]
Taxation
Tax losses carried forward indefinitely	¥ 2,958,339	2,958,339	2,958,339
Internal Revenue Service (IRS) [Member]
Taxation
Tax losses carried forward indefinitely	1,650,179	1,650,179	1,650,179
Loss expiring in fourteen years	4,124	4,124	4,124
Loss expiring in fifteen years	¥ 566,143	¥ 566,143	¥ 566,143